Financial assets and liabilities and impacts on statements of consolidated operations - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 30,137	€ 24,394
Financial liabilities	30,352	23,037
Financial assets at fair value	30,137	24,394
Financial liabilities at fair value	30,445	23,037
Non-current financial liabilities.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,293	1,833
Financial liabilities at fair value	6,386	1,833
Non-current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	916
Financial liabilities at fair value	916
Current financial liabilities.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,370	13,219
Financial liabilities at fair value	12,370	13,219
Current financial derivative instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	788
Financial liabilities at fair value	788
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,606	7,985
Financial liabilities at fair value	7,606	7,985
Tax and social liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,998
Financial liabilities at fair value	1,998
Other creditors and miscellaneous liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	381
Financial liabilities at fair value	381
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	187	413
Financial assets at fair value	187	413
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,119	5,210
Financial assets at fair value	5,119	5,210
Other current financial asset
Disclosure of detailed information about financial instruments [line items]
Financial assets	905	12,924
Financial assets at fair value	905	12,924
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,926	5,847
Financial assets at fair value	23,926	5,847
Fair value through profit or loss.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,331	7,357
Fair value through profit or loss. | Non-current financial liabilities.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Fair value through profit or loss. | Non-current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	916
Fair value through profit or loss. | Current financial liabilities.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,627	7,357
Fair value through profit or loss. | Current financial derivative instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	788
Fair value through profit or loss. | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amortized cost.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,114	15,680
Amortized cost. | Non-current financial liabilities.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,386	1,833
Amortized cost. | Current financial liabilities.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,743	5,862
Amortized cost. | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,606	7,985
Amortized cost. | Tax and social liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,998
Amortized cost. | Other creditors and miscellaneous liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	381
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,926	5,847
Fair value through profit or loss | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Other current financial asset
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,926	5,847
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,211	18,547
Amortized cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	187	413
Amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,119	5,210
Amortized cost | Other current financial asset
Disclosure of detailed information about financial instruments [line items]
Financial assets	905	12,924
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0